Sales (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Revenue [Abstract]
Disclosure of sales

	2018	2017	2016
Manufactured products and services rendered:
Rice	92,560	83,849	94,331
Ethanol	324,661	241,650	211,451
Sugar	128,377	305,688	330,895
Soybean oil and meal	14,059	6,119	—
Energy	57,797	62,218	53,995
Powder milk	8,646	2,713	4,816
Services	487	1,144	1,160
Operating Leases	643	771	984
Others	7,826	5,273	1,423
	635,056	709,425	699,055
Agricultural produce and biological assets:
Soybean	66,471	79,408	63,797
Cattle for dairy	2,891	3,380	3,059
Corn	33,106	82,482	48,502
Cotton	—	420	1,434
Milk	19,267	31,656	24,561
Wheat	30,091	14,835	16,951
Peanut	1,752	3,648	1,703
Sunflower	1,314	3,163	7,275
Rice	216	—	950
Barley	1,203	1,888	1,240
Seeds	461	727	625
Others	1,411	2,146	83
	158,183	223,753	170,180
Total sales	793,239	933,178	869,235